Shareholders' Equity - Summary of Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	$ 484,257	$ 360,387	$ 266,206
Basic weighted average number of common shares outstanding	42,833,533	44,276,003	44,677,603
Diluted weighted average number of common shares outstanding	42,833,750	44,279,124	44,715,111
Basic EPS	$ 11.31	$ 8.14	$ 5.96
Diluted EPS	$ 11.31	$ 8.14	$ 5.95
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of dilutive securities	217	3,121	37,508